Cost of sales and other operating costs	12 Months Ended
Dec. 31, 2022
Cost of sales and other operating costs
Cost of sales and other operating costs
24.	Cost of sales and other operating costs

	2022	2021
	$	$

Salaries and benefits	17,624	3,392
Share-based compensation	294	—
Royalties	1,475	386
Contract Services	40,890	6,761
Raw materials and consumables	17,394	4,233
Operational overhead and write-downs	31,919	3,399
Depreciation	11,403	2,409
	120,999	20,580